CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	¥ 959,362	¥ 3,303,831	¥ (4,285,393)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	222,024	74,741	(125,118)
Defined benefit plan, net of nil tax		(41)
Amounts reclassified from accumulated other comprehensive loss	(21,175)	(96,957)
Other comprehensive income from share of results of equity method investees	64,642
Comprehensive (loss) income	1,224,853	3,281,574	(4,410,511)
Comprehensive income attributable to non-controlling interests	(10,152)	(1,076)	(5,575)
Comprehensive loss attributable to redeemable non-controlling interests		24,904
Comprehensive (loss) income attributable to GDS Holdings Limited shareholders	¥ 1,214,701	¥ 3,305,402	¥ (4,416,086)